PROVISIONS AND OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2020
Other provisions [abstract]
PROVISIONS AND OTHER FINANCIAL LIABILITIES	PROVISIONS AND OTHER FINANCIAL LIABILITIES
CI is a party to a number of claims, proceedings and investigations, including legal, regulatory and tax, in the ordinary course of its business. Due to the inherent uncertainty involved in these matters, it is difficult to predict the final outcome or the amount and timing of any outflow related to such matters. Based on current information and consultations with advisors, CI does not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on its financial position or on its ability to continue normal business operations.
CI has made provisions based on current information and the probable resolution of such claims, proceedings and investigations, as well as severance and amounts payable in connection with business acquisitions. The movement in provisions and other financial liabilities during the years ended December 31, are as follows:

	Provisions	Acquisition liabilities	Provisions	Acquisition liabilities
	2020	2020	2019	2019
	$	$	$	$
Provisions and other financial liabilities, beginning of year	25,563	7,573	23,330	11,438
Additions	56,277	334,616	35,214	—
Amounts used	(34,869)	(701)	(32,639)	(3,220)
Amounts reversed	(790)	—	(342)	—
Translation	—	(4,117)	—	(645)
Provisions and other financial liabilities, end of year	46,181	337,371	25,563	7,573
Current portion of provisions and other financial liabilities	45,298	230,412	12,484	2,159
ACQUISITION RELATED LIABILITIES
In connection with the 2020 acquisitions [Note 3], are amounts payable for contingent consideration of $131,122, deferred consideration of $96,855 and a put option payable of $99,025, payable in cash and shares, including foreign exchange translation adjustments since the date of acquisition.
Included in provisions and other financial liabilities as at December 31, 2020, is a payable for the fair value of the put option granted to minority interest shareholders for the acquisition of GSFM of $10,369, including foreign exchange translation adjustments [2019 – $7,573]. During 2020, there were no GSFM shareholders who exercised their put to CI [2019 - 50 thousand shares for Canadian cash value of $2,667].
LITIGATION AND RESTRUCTURING
CI is a defendant to certain lawsuits of which two are class action lawsuits related to events and transactions that gave rise to a settlement agreement with the Ontario Securities Commission [“OSC”] in 2004. Although CI continues to believe that this settlement fully compensated investors affected by frequent trading activity, a provision has been made based on the probable resolution of these claims and related expenses.
CI maintains insurance policies that may provide coverage against certain claims. Amounts receivable under these policies are not accrued for unless the realization of income is virtually certain. During the years ended December 31, 2020 and 2019, no insurance proceeds were received, related to the settlement of legal claims.
During the year ended December 31, 2020, CI recorded provisions of $56,277 for legal and severance [2019 - $35,214 for legal, severance and the write-down of software intangibles that were retired]. As at December 31, 2020, a provision of $46,181 remains [2019 - $12,484].